Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum payments under noncancelable operating leases, barge charters and storage agreements
2015	$ 96.6
2016	94.9
2017	78.3
2018	61.6
2019	49.1
Thereafter	101.4
Total	481.9
Total rent expense for cancelable and noncancelable operating leases	$ 92.9	$ 98.9	$ 89.7
Rail car | Minimum
Agreed term of leases
Term	2 years
Rail car | Maximum
Agreed term of leases
Term	10 years
Barge charter | Minimum
Agreed term of leases
Term	2 years
Barge charter | Maximum
Agreed term of leases
Term	7 years
Terminal and warehouse storage | Minimum
Agreed term of leases
Term	1 year
Terminal and warehouse storage | Maximum
Agreed term of leases
Term	3 years